Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of sales of series D preferred Stock to related parties

		Shares
		Series D Preferred Stock	Common Stock	Series E Preferred Stock

David Rifkin	Director	1,000	-	-
Lawrence Yelin	Director	2,200	-	-
Jay Sheehy	Director	1,000	-	-
Robert Schroeder	Director	4,000	-	2,000
Nicholas R. Toms	CEO, Chairman of the Board	10,000	200,000	2,500
Paul E. Ross	Former Interim, CFO	2,000	-	-
Ralph S. Hubregsen	Former COO	1,000	-	-

		21,200	200,000	4,500